Cost of Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Cost of Revenue [Abstract]
Schedule of Cost of Revenue
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD

Content acquisition and royalty costs	28,185,088	8,361,062
Live events cost	1,438,349	2,046,802
Payment processing and agency fees	3,455,207	2,664,755
Technology infrastructure costs	2,190,032	1,552,191
Amortization of intangible assets (note 10)	2,323,251	706,792
Branded content	218,535	151,865
Online and other costs	5,175	133,033
Barter transaction cost	476,612	-
	38,292,249	15,616,500